STOCKHOLDERS' EQUITY (TABLES)	12 Months Ended
Jan. 03, 2014
Stockholders' equity (Tables) [Abstract]
Dividends [Table Text Block]
Declaration Date	Dividend Per Share	Record Date	Total Maximum Payment		Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012		$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012		$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012		$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012		$15.4	January 4, 2013
February 22, 2013	$0.21	March 15, 2013		$16.0	April 5, 2013
May 3, 2013	$0.21	June 14, 2013		$16.0	July 5, 2013
August 2, 2013	$0.21	September 13, 2013		$16.0	October 4, 2013
November 1, 2013	$0.21	December 13, 2013		$16.0	January 10, 2014
February 28, 2014	$0.22	March 21, 2014	$	NA	April 11, 2014

Declaration Date	Dividend Per Share	Record Date	Total Maximum Payment		Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012		$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012		$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012		$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012		$15.4	January 4, 2013
February 22, 2013	$0.21	March 15, 2013		$16.0	April 5, 2013
May 3, 2013	$0.21	June 14, 2013		$16.0	July 5, 2013
August 2, 2013	$0.21	September 13, 2013		$16.0	October 4, 2013
November 1, 2013	$0.21	December 13, 2013		$16.0	January 10, 2014
February 28, 2014	$0.22	March 21, 2014	$	NA	April 11, 2014

NA = Not available

Schedule of share-based compensation restricted stock units and awards grant date fair value assumptions [Table Text Block]
Fiscal year ended
January 3, 2014
Stock price (1)	$47.00
Expected volatility factor (2)	31.30%
Risk-free interest rate (3)	0.33%
Expected annual dividend yield (4)	0%

  The stock price is the closing price of our common stock on the date of when all of the key terms and conditions related to the award are known.
  The stock volatility for each grant was determined based on the historical volatility for the Russell 3000 Index and in correlation to our common stock for a period equal to the estimated performance period.
  The risk-free interest rate for periods equal to the performance period is based on the U.S. Treasury yield curve in effect at the date of grant.
  Dividends are reinvested for purposes of calculating total stockholder return. For purposes of the fair value model, the dividend yield is therefore considered to be 0%.

Schedule of share-based compensation, restricted stock fair values [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Fair value of shares vested	$43.9	$42.0
Grant date fair value of restricted stock awards and units granted	$69.2	$54.3

Status of and changes in nonvested restricted stock awards and units [Table Text Block]
	Year Ended
	January 3, 2014
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 31, 2010	2.5	$42.92
Granted	1.0	$42.39
Vested	(1.0)	$42.47
Forfeited	(0.1)	$43.46
Nonvested at December 31, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03
Granted	1.4	$48.66
Vested	(1.0)	$41.45
Forfeited	(0.3)	$41.90
Nonvested at January 3, 2014	2.8	$43.66

Stock-based compensation expenses [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Stock-based compensation expense:
Restricted stock awards and units	$31.2	$43.1	$44.8
Employee stock purchase plan	0.6	0.5	0.5
Stock-based compensation expense	$31.8	$43.6	$45.3

Stock-based compensation expense included in:
Cost of revenues	$23.5	$33.2	$35.1
General and administrative expenses	8.3	10.4	10.2
Stock-based compensation expense	$31.8	$43.6	$45.3

Total income tax benefits recognized in our net income related to stock-based compensation expense	$11.6	$16.0	$17.3

Schedule of treasury stock by class [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions, except average price paid per share)	2014	2012	2011
Shares of common stock repurchased	2.0	1.0	6.0
Average price paid per share	$45.55	$40.00	$40.47
Cost of common stock repurchased	$93.3	$40.0	$242.8